Interest-Bearing Borrowings - Schedule of Binomial Option Pricing Model to Determine the Fair Value of the Option for Additional Subscription (Details)			12 Months Ended
	Apr. 15, 2025	Feb. 14, 2025	Dec. 31, 2022
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Dividend yield
Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Dividend yield
Bottom of Range [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate	3.84%	4.26%
Volatility	74.00%	106.00%
Bottom of Range [Member] | Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate			4.06%
Volatility			61.00%
Top of Range [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate	4.97%	4.36%
Volatility	122.00%	112.00%
Top of Range [Member] | Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate			4.33%
Volatility			62.00%
Upon Exercise [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate			4.76%
Volatility			63.00%
Dividend yield